Shareholders' equity - Dividends and legal reserves (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share capital
Additional withholding tax percentage	10.00%	10.00%	10.00%
Annual provision to legal reserve (as a percent)	10.00%
Percentage of share capital, reserve fund	100.00%
Profit or loss recognised from treasury shares	$ 0
Subsidiaries [member]
Share capital
Annual provision to legal reserve (as a percent)	5.00%
Percentage of share capital, reserve fund	20.00%